Note 6 - Stock Based Compensation - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6.       STOCK BASED COMPENSATION

2011 Omnibus Incentive Plan—The 2011 Omnibus Incentive Plan (the “2011 Plan”), became effective May 3, 2011, after approval by the Company’s stockholders on April 29, 2011. The objectives of the 2011 Plan are to optimize the profitability and growth of the Company through incentives that are consistent with the Company’s goals and that link the personal interests of participants to those of the Company’s stockholders. The 2011 Plan provides for a committee of the Company’s Board of Directors to award nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, and other awards representing up to 1,930,269 shares of Company stock. Awards may be granted under the 2011 Plan up to ten years following the effective date of the plan. Each award under the 2011 Plan is governed by the terms of the individual award agreement, which shall specify pricing, term, vesting, and other pertinent provisions.

Stock Options. Option awards are generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant, generally vest based on five years of continuous service and have seven year contractual terms. The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. Expected volatilities are based on implied volatilities from historical volatility of the Company’s stock and other factors. The Company uses historical data to estimate option exercise, employee termination, and expected term of the options within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of the stock option activity in the Company’s 2011 Plan for the six months ended June 30, 2013, is presented below:

	Shares Underlying Awards	Weighted Average Exercise Price

Outstanding—January 1, 2013	223,500	$6.65
Granted	--	$--
Forfeited	(4,500)	$6.57

Outstanding—June 30, 2013	219,000	$6.66

The weighted average remaining contractual life of the outstanding options was 5.5 years and the aggregate intrinsic value of the options was approximately $312,000 at June 30, 2013. None of the outstanding options are vested.

As of June 30, 2013, there was $519,000 of total unrecognized compensation costs related to nonvested stock options under the 2011 Plan. The cost is expected to be recognized over a weighted-average period of 3.6 years. Compensation expense attributable to option awards totaled approximately $36,000 and $73,000 for the three and six months ended June 30, 2013, respectively and $37,000 and $78,000 for the three and six months ended June 30, 2012, respectively.

Restricted Stock Units. The fair value of each restricted stock unit (“RSU”) award is determined based on the closing market price of the Company’s stock on the grant date and amortized to compensation expense on a straight-line basis over the vesting period. The vesting periods range from three to seven years.

	Restricted Stock Units	Weighted Average Grant Date Fair Value

Outstanding—January 1, 2013	--	$--
Granted	58,500	$8.90
Forfeited	--	$--

Outstanding—June 30, 2013	58,500	$8.90

As of June 30, 2013, there was $498,000 of total unrecognized compensation costs related to nonvested RSUs under the 2011 Plan. The cost is expected to be recognized over a weighted-average period of 4.8 years. None of the RSUs are vested. Compensation expense attributable to awards of RSUs totaled approximately $16,000 and $23,000 for the three and six months ended June 30, 2013. There were no RSU awards outstanding in 2012, therefore there was no compensation expense recorded during 2012.

13.     STOCK BASED COMPENSATION

Stock Option Plan—The Stock Option Plan (“SOP”) provided for a committee of the Company’s Board of Directors to award incentive stock options, non-qualified or compensatory stock options and stock appreciation rights representing up to 1,030,750 shares of Company stock. The SOP expired during 2007, so no further option grants will be made. There was no compensation expense attributable to options granted under this plan during 2012 or 2011. As of December 31, 2012, 1,206 shares remain unexercised with exercise prices ranging from $64.65 to $127.50 per share and expiration dates ranging from January 2013 through January 2016.

2011 Omnibus Incentive Plan—The 2011 Omnibus Incentive Plan (the “2011 Plan”) became effective May 3, 2011, after approval by the Company’s stockholders on April 29, 2011. The objectives of the 2011 Plan are to optimize the profitability and growth of the Company through incentives that are consistent with the Company’s goals and that link the personal interests of participants to those of the Company’s stockholders. The 2011 Plan provides for a committee of the Company’s Board of Directors to award nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, and other awards representing up to 1,930,269 shares of Company stock. Awards may be granted under the 2011 Plan up to ten years following the effective date of the plan. Each award under the 2011 Plan is governed by the terms of the individual award agreement, which shall specify pricing, term, vesting, and other pertinent provisions. Option awards are generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant, generally vest based on five years of continuous service and have seven year contractual terms. Compensation expense attributable to awards made under the 2011 Plan for the years ended December 31, 2012 and 2011 totaled approximately $147,000 and $68,000, respectively.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option valuation model. Expected volatilities are based on implied volatilities from historical volatility of the Company’s stock and other factors. The Company uses historical data to estimate option exercise, employee termination, and expected term of the options within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The fair values of stock options granted during the years ended December 31, 2012 and 2011 were estimated based on the following average assumptions:

	2012	2011
Expected Term (years)	7	7
Annual Dividend Rate	0.00%	0.00%
Risk Free Interest Rate	1.25%	1.74%
Volatility	50.38%	50.77%
Expected forfeiture rate	4.00%	4.00%

A summary of the activity in the Company’s 2011 Plan for the years ended December 31, 2012 and 2011, presented below:

		Weighted
		Average
		Exercise
	Shares	Price

Outstanding—January 1, 2011	--	$--
Granted	255,500	$6.26
Forfeited	(19,500)	$6.57

Outstanding—December 31, 2011	236,000	$6.23

Granted	67,500	$7.96
Forfeited	(80,000)	$6.52

Outstanding—December 31, 2012	223,500	$6.65

The weighted average remaining contractual life of the outstanding options was 5.94 years and the aggregate intrinsic value of the options was $692,000 at December 31, 2012. The weighted-average grant-date fair value of options granted during 2012 was $3.88. None of the outstanding options are vested.

As of December 31, 2012, there was $585,000 of total unrecognized compensation costs related to nonvested share-based compensation arrangements under the 2011 Plan. The cost is expected to be recognized over a weighted-average period of 3.9 years.